Redeemable Convertible Preferred Stock (Details) - SoundHound, Inc. [Member]			1 Months Ended			12 Months Ended
	Nov. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 shares	Aug. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share							$ 0.11824
Conversion preferred stock description							Each share of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock and Series D-2 Preferred Stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and nonassessable shares of common stock as is determined by multiplying such share by the quotient obtained by dividing $1.478 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series A Preferred Stock, $1.969 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series B Preferred Stock, $6.71 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series C Preferred Stock, $20.13 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series C-1 Preferred Stock, $26.063 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series D Preferred Stock, $33.00 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series D-1 Preferred Stock, $33.00 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series D-2 Preferred Stock, by the conversion price applicable to such share, in effect on the date the certificate is surrendered for conversion. The initial conversion price shall be $1.478 per share of Series A Preferred Stock, $1.969 per share of Series B Preferred Stock, $6.71 per share of Series C Preferred Stock, $20.13 per share of Series C-1 Preferred Stock, $26.03 per share of Series D Preferred Stock, $33.00 per share of Series D-1 Preferred Stock and $33.00 per share of Series D- 2 Preferred Stock.
Common stock price per share							$ 40
Aggregate cash proceeds (in Dollars) | $							$ 50,000,000
Aggregate of per share	$ 1.97		$ 33				$ 33
Number of vote for each share							1
Net cash proceeds (in Dollars) | $				$ 15,000	$ 25,000
Total proceeds (in Dollars) | $				$ 30,000	$ 40,000
Converted into shares (in Shares) | shares			766,293
Deemed dividend (in Dollars) | $						$ 3,200,000
Price per share						$ 40
Aggregate cash proceeds (in Dollars) | $						$ 50,000,000
Amount price per share						$ 33
Voting rights description						The holders of Series A Preferred Stock, as a separate class, are entitled to elect one director of the Company. The holders of Series B Preferred Stock, as separate class, are entitled to elect two directors of the Company. The holders of Common Stock, as separate class, are entitled to elect three directors of the Company. The holders of Preferred Stock and Common Stock, as a single class on an as-converted basis, are entitled to elect one director of the Company.
Junior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						$ 2.64	$ 2.64
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							0.15752
Price per share							1.478
Aggregate of per share						3.695	3.695
Price per share						1.478
Series A Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						0.11824
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share	$ 1.97						0.5368
Price per share							1.969
Aggregate of per share						4.922	4.922
Net cash proceeds (in Dollars) | $	$ 200,000
Issuance of preferred shares (in Shares) | shares	101,574
Price per share						1.969
Series B Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						0.15752
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							1.6104
Price per share							6.71
Aggregate of per share						6.71	6.71
Price per share						6.71
Series C Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						0.5368
Series C-1 Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							2.08504
Price per share							20.13
Aggregate of per share						20.13	20.13
Price per share						20.13
Series C-1 Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						1.6104
Series D Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							2.64
Aggregate of per share						26.063	26.063
Amount price per share						26.063
Series D Preferred Stock [Member] | Series D and D-1 Preference [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							26.063
Series D Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						2.08504
Series D-1 Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Price per share							33
Aggregate of per share						33
Redemption price per share						33
Series D-1 Preferred Stock [Member] | Series D and D-1 Preference [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							33
Series D-1 Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						2.64
Series D-2 Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share							$ 33
Aggregate of per share						33
Price per share						33
Series D-3A Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Prefered stock, per share			$ 33
Aggregate of per share						33
Shares issued (in Shares) | shares			454,545
Net cash proceeds (in Dollars) | $			$ 15,000,000
Total proceeds (in Dollars) | $			$ 40,300,000
Converted into shares (in Shares) | shares			766,293
Investors exchanged shares (in Shares) | shares		1,220,838
Amount price per share						33
Redemption price per share						33
Series D-3A Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						2.64
Series D-3 Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Aggregate of per share						40
Net cash proceeds (in Dollars) | $	$ 1,000,000
Shares issued (in Shares) | shares	25,000
Amount price per share						40
Redemption price per share						40
Series D-3 Preferred Stock [Member] | Senior Preferred Dividends [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate per share						$ 3.2